Acquisitions and Disposals - Additional Information (Detail) - USD ($) $ in Millions	Jan. 29, 2025	Dec. 23, 2024	Dec. 17, 2024	Jan. 31, 2025	Jan. 05, 2024
YCLH Holdings, Inc. [member] | Approval by the Secretary of State of the State of Delaware for the Dissolution of Subsidiary Companies [member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Percentage of ownership of YPF Holdings, Inc. in the subsidiary					100.00%
Mobil Argentina S.A. [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Participation in the capital stock	100.00%		100.00%
Total price of the transaction	$ 327.0
Sierra Chata [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Participation in the capital stock			54.45%
YPF Brazil [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Participation in the capital stock		100.00%
Proportion of transfer of shares				100.00%
Sale price				$ 2.3